Shareholder' equity - Schedule of Changes in Share Capital, Share Premium and Number of Ordinary Shares and Special Voting Shares (Details) € / shares in Units, € in Thousands		12 Months Ended
	Feb. 27, 2023 USD ($) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 EUR (€) shares	Feb. 27, 2023 employee € / shares
Disclosure of reserves within equity [line items]
Number of shares issued, beginning of period (in shares)				468,450	468,450
Ordinary shares issued to warrant holders (in shares)				0	0
Number of shares issued, end of period (in shares)						468,450
Proceeds from the exercise of warrants | €		€ 0		€ 4,409		€ 0
Aggregate purchase price | €						€ 3,654
Equity settled share based payments
Disclosure of reserves within equity [line items]
Other long-term employee benefits | $			$ 7,500,000		$ 7,500,000
Equals or exceeds USD10.00 per share (in USD per share) | Public warrants
Disclosure of reserves within equity [line items]
Redemption price per warrant (in USD per share) | € / shares							€ 0.10
Warrants
Disclosure of reserves within equity [line items]
Number of warrants exercised on cashless basis (in shares)	19,322,846
Exercise price of warrants (in USD per share) | € / shares							€ 11.50
Proceeds from the exercise of warrants | $	$ 4,700,000
Number of warrants exercised (in shares)	408,667
Warrants exchanged for ordinary shares (in shares)	277
Percent of outstanding warrants exercised	98.00%
Percent of outstanding warrants exercised, cash	2.00%
Percent of outstanding warrants exercised, cashless basis	96.00%
Number of other equity instruments outstanding (in shares) | employee							385,123
Redemption of warrants | $	$ 38,500
CEO 2022-2024 LTIP
Disclosure of reserves within equity [line items]
Number of shares issued, beginning of period (in shares)				588,000	588,000
Number of shares issued, end of period (in shares)		588,000	588,000			588,000
CEO IPO Performance Share Units Plan
Disclosure of reserves within equity [line items]
Number of shares issued, beginning of period (in shares)				240,000	240,000
Number of shares issued, end of period (in shares)		360,000	360,000			240,000
Zegna directors
Disclosure of reserves within equity [line items]
Number of shares issued, beginning of period (in shares)				450,000	450,000
Number of shares issued, end of period (in shares)		430,000	430,000			450,000
Senior Management Team
Disclosure of reserves within equity [line items]
Number of shares issued, end of period (in shares)		609,756	609,756
Zegna non-executive directors
Disclosure of reserves within equity [line items]
Number of shares issued, end of period (in shares)		78,460	78,460
Senior Management Team (excluding the CEO)
Disclosure of reserves within equity [line items]
Number of shares issued, end of period (in shares)		127,000	127,000
Share Capital
Disclosure of reserves within equity [line items]
At beginning of period | €		€ 9,154		€ 5,939
Ordinary shares issued to warrant holders | €				115
Special Voting Shares A issued | €				3,100
At end of period | €		9,154		9,154		€ 5,939
Share premium
Disclosure of reserves within equity [line items]
At beginning of period | €		782,587		721,187
Ordinary shares issued to warrant holders | €				64,500
Special Voting Shares A issued | €				(3,100)
At end of period | €		€ 782,587		€ 782,587		€ 721,187
Outstanding ordinary shares
Disclosure of reserves within equity [line items]
Number of shares issued, beginning of period (in shares)		250,310,263	250,310,263	242,802,746	242,802,746
Ordinary shares issued to warrant holders (in shares)				5,761,067	5,761,067
Ordinary shares assigned under share-based payments (in shares)		2,193,216	2,193,216	1,746,450	1,746,450
Number of shares issued, end of period (in shares)		252,503,479	252,503,479	250,310,263	250,310,263	242,802,746
Ordinary shares held in treasury
Disclosure of reserves within equity [line items]
Number of shares issued, beginning of period (in shares)		52,394,463	52,394,463	54,140,913	54,140,913
Ordinary shares assigned under share-based payments (in shares)		(2,193,216)	(2,193,216)	(1,746,450)	(1,746,450)
Number of shares issued, end of period (in shares)		50,201,247	50,201,247	52,394,463	52,394,463	54,140,913
Total ordinary shares
Disclosure of reserves within equity [line items]
Number of shares issued, beginning of period (in shares)		302,704,726	302,704,726	296,943,659	296,943,659
Ordinary shares issued to warrant holders (in shares)				5,761,067	5,761,067
Number of shares issued, end of period (in shares)		302,704,726	302,704,726	302,704,726	302,704,726	296,943,659
Special voting shares
Disclosure of reserves within equity [line items]
Number of shares issued, beginning of period (in shares)		154,981,350	154,981,350	0	0
Ordinary shares assigned under share-based payments (in shares)		0	0
Special voting shares A issued (in shares)				154,981,350	154,981,350
Number of shares issued, end of period (in shares)		154,981,350	154,981,350	154,981,350	154,981,350	0